Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

(7)   Cash and cash equivalents

The consolidated balances of cash and cash equivalents as of December 31, 2021, 2020 and 2019 are as follows:

	December 31,
	2021	2020	2019
Cash and banks	$14,586,467	12,941,334	13,106,862
Investments with maturities less than three months	4,519,265	4,305,998	5,513,276
	19,105,732	17,247,332	18,620,138

Restricted cash	30,711	39,042	42,627
Total cash and cash equivalents	$19,136,443	17,286,374	18,662,765

Restricted cash corresponds to the minimum margin required by the intermediary for the Company’s derivative financial instruments on commodities in order to meet future commitments that may stem from adverse market movements affecting prices on the open positions as of December 31, 2021, 2020 and 2019.